Share capital (Details Narrative)				12 Months Ended
	Jun. 07, 2024 shares	Apr. 30, 2024 shares	Apr. 16, 2024 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Apr. 16, 2024 $ / shares	Apr. 16, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Ordinary shares		765,000	29,835,000	30,600,000
Shares issued | $				$ 119,340
Repurchased of amount			10,000
Par value of repurchase | $ / shares						$ 0.001
Shares issued for services | $			$ 10
Galaxy shine limited [Member]
IfrsStatementLineItems [Line Items]
Shares issued | $			$ 14,916.23
Galaxy shine company limited [member]
IfrsStatementLineItems [Line Items]
Repurchase of ordinary shares	10,875,150
Thrivors holdings limited [Member]
IfrsStatementLineItems [Line Items]
Repurchase of ordinary shares	4,334,850
Hin weng samuel lui [Member]
IfrsStatementLineItems [Line Items]
Repurchase of ordinary shares	390,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)					$ 0.0005		$ 0.0005	$ 0.001